Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of detailed information about income taxes [Table Text Block]
	2023	2022
	$	$

Current income tax on continuing operations
Expense for the year	2,585	1,150
Current income tax expense on continuing operations	2,585	1,150

Deferred income tax (Note 19 (b)) on continuing operations:
Origination and reversal of temporary differences	2,776	29,011
Change in unrecognized deductible temporary differences	9,868	(367)
Adjustments in respect of prior years	(2,289)	(2,716)
Other	317	760
Deferred income tax expense on continuing operations	10,672	26,688
Income tax expense on continuing operations	13,257	27,838

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]
	2023	2022
	$	$
(Loss) earnings from continuing operations before income taxes	(35,086)	113,123

Income tax provision on continuing operations calculated using the combined Canadian federal and provincial statutory income tax rate	(9,298)	29,978
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	97	335
Non-taxable portion of capital losses, net	13,179	3,422
Differences in foreign statutory tax rates	1,100	(4,056)
Changes in unrecognized deferred tax assets	9,868	(367)
Foreign withholding taxes	283	482
Adjustments in respect of prior years	(2,289)	(2,716)
Other	317	760
Total income tax expense on continuing operations	13,257	27,838

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2023	2022
	$	$
Deferred tax assets:
Stream interests	-	26,753
Non-capital losses	35,200	14,375
Deferred and restricted share units	4,278	3,644
Share and debt issue expenses	1,963	2,720
Other	5	-
	41,446	47,492
Deferred tax liabilities:
Royalty interests	(130,624)	(133,120)
Stream interests	(5,341)	-
Investments	(1,760)	(706)
Other	-	(238)
	(137,725)	(134,064)
Deferred tax liability, net	(96,279)	(86,572)

Disclosure of movement in net deferred tax liabilities [Table Text Block]
	2023	2022
	$	$

Balance - January 1	(86,572)	(68,407)
Recognized in net earnings	(10,672)	(26,688)
Recognized in other comprehensive income	753	4,025
Recognized in equity	419	3,853
Deconsolidation of Osisko Development (Note 29)	-	1,205
Currency conversion adjustment	(207)	(560)
Balance - December 31	(96,279)	(86,572)